As filed with the Securities and Exchange Commission on July
2, 1997
Securities Act File No. 33-50390
Investment Company Act File No. 811-7076


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	    X

	Pre-Effective Amendment No.
	Post-Effective Amendment No.  11 	   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 	   X
	Amendment No.   11 	   X


      WILSHIRE TARGET FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o First Data Investor Services Group, Inc.
53 State Street
One Exchange Place
Boston, MA 02109

Registrant's Telephone Number, including Area Code: (617)
573-1575

Name and Address of Agent for Service:
Julie A. Tedesco, Esq.
Wilshire Target Funds, Inc.
c/o First Data Investor Services Group, Inc.
53 State Street
One Exchange Place
Boston, MA.  02109

	It is proposed that the filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on __________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(1)
    on               pursuant to paragraph (a)(1)
 X   75 days after filing pursuant to paragraph (a)(2)
    on               pursuant to paragraph (a)(2) of Rule
485

The Registrant previously has filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The
Registrant's Rule 24f-2 Notice for the fiscal year ended
August 31, 1996 was filed on October 30, 1996.


EXPLANATORY NOTE

This Post-Effective Amendment relates only to the establishment of the Wilshire Target Intermediate Corporate Bond Fund and Wilshire Target Long-Term Bond Fund, series of the Wilshire Target Funds, Inc. (the "Fund"). The prospectuses and statements of additional information of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, the other series of the Fund, are incorporated by reference to Post-Effective Amendment No. 10 and are not affected by this Post-Effective Amendment.



WILSHIRE TARGET FUNDS, INC.

Wilshire Target Intermediate Corporate Bond Fund
Wilshire Target Long-Term Bond Fund

Cross-Reference Sheet Pursuant to Rule 485(a)

Part A
Item No.						Prospectus Caption

1.	Cover Page					Cover Page

2.	Synopsis					Fee Table

3.	Condensed Financial Information		Not
Applicable

4.	General Description of Registrant		Description
of the Fund; Investment
							Considerations and
Risks; General
							Information

5.	Management of the Fund			Management of the
Fund

5A.	Management's Discussion of			Not
Applicable
	Fund Performance

6.	Capital Stock and Other Securities		How to Buy
Fund Shares;
							Shareholder
Services;
							How to Redeem Fund
Shares;
							Service and
Distribution Plan;
							Dividends,
Distributions and
							Taxes; General
Information

7.	Purchase of Securities				How to Buy
Fund Shares Being Offered

8.	Redemption or Repurchase			How to
Redeem Fund Shares

9.	Pending Legal Proceedings			Not
Applicable

Part B.
Item No.						Statement of
Additional Information Caption

10.	Cover Page					Cover Page

11.	Table of Contents				Table of Contents

12.	General Information and History
	General Information and History

13.	Investment Objectives and Policies		Investment
Objective and
							Management
Policies
14.	Management of the Registrant			Management
of the Fund

15.	Control Persons and Principal			Management
of the Fund;
	Holders of Securities				Investment
Advisory and
							Administration
Agreements

16.	Investment Advisory and Other			Investment
Advisory and
	Services					Administration
Agreements;
							Service and
Distribution Plan;
							Custodian,
Transfer and Dividend
							Disbursing Agent,
Counsel and
							Independent
Accountants

17.	Brokerage Allocation				Portfolio
Transactions

18.	Capital Stock and Other Securities		Information
about the Fund

19.	Purchase, Redemption and Pricing		Purchase of
Fund Shares;
	of Purchase, Redemption and			Redemption
of Fund Shares;
	Securities Being Offered
	Shareholder Services;
							Determination of
Net Asset Value;

20.	Tax Status					Dividends,
Distributions and Taxes

21.	Underwriters					Management
of the Fund

22.	Calculation of Performance Data		Performance
Information

23.	Financial Statements				Not
Applicable



PROSPECTUS	___________________, 1997
WILSHIRE TARGET FUNDS, INC.
Wilshire Target Intermediate Corporate Bond Portfolio
Wilshire Target Long-Term Corporate Bond Portfolio
(Institutional Class Shares)
(http:/www.wilfunds.com)

	Wilshire Target Funds, Inc. (the "Fund") is an open-end investment company, known as a mutual fund. This prospectus offers Institutional Class shares ("Shares") in each of two separate diversified portfolios (each, a "Portfolio"): Intermediate Corporate Bond Portfolio ("Intermediate Bond Portfolio") and Long-Term Corporate Bond Portfolio ("Long-Term Bond Portfolio"). The goal of each Portfolio is to provide as high a level of current income as is consistent with prudent risk of capital. See "Description of the Fund-Investment Approach."

	Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

	This prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.

	The Statement of Additional Information dated
_________, 1997 which may be revised from time to time, provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Fund at P.O. Box
5170, Westborough, Massachusetts 01581-5120, or call 1-888-
200-6796.  In addition, the SEC maintains a web site
(http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

	Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.

	TABLE OF CONTENTS 	PAGE
	Fee Table	 2
	Description of the Fund	 3
	Investment Considerations and Risks	 3
	Management of the Fund	 5
	How to Buy Fund Shares	 6
	Shareholder Services	 7
	How to Redeem Fund Shares	 8
	Dividends, Distributions and Taxes	10
	Performance Information	11
	General Information 	11
	Appendix A	13
	Appendix B	16

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



	The following table illustrates the expenses and fees expected to be incurred by the Portfolios for the current fiscal year.

FEE TABLE


I
n
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m
e
d
i
a
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e

B
o
n
d

P
o
r
t
f
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l
i
o


L
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-
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B
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P
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f
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Annual Fund
Operating
Expenses:
(as a percentage
of average daily
net assets)





	Management
Fees (after
waivers)*

0
%



0
%



	Other
Expenses**

 .
3
6
%



 .
6
0
%





=
=
=
=



=
=
=
=



	Total Fund
Operating
Expenses***

 .
3
6
%



 .
6
0
%




*	Reflects voluntary waivers of advisory fees which are expected to continue in effect until at least one year from the date of this Prospectus. Absent such voluntary waivers, the ratio of advisory fees to average net assets would be 0.25% for both the Intermediate Bond Portfolio and the Long-Term Bond Portfolio.

**	Reflects voluntary waivers of accounting and administration fees which are expected to continue in effect until at least one year from the date of this Prospectus. Absent such voluntary waivers, the ratio of other expenses to average net assets would be .51% and .81% for the Intermediate Bond Portfolio and the Long-Term Bond Portfolio, respectively.

***	Absent the voluntary waivers referred to above, the ratio of total fund operating expenses to average net assets would be .76% and 1.06% for the Intermediate Bond Portfolio and the Long-Term Bond Portfolio, respectively.


	The purpose of the foregoing table is to assist you in understanding the various estimated costs and expenses that the Fund and investors will bear, the payment of which will reduce investors' annual return. "Other Expenses" is based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than such estimates. See "Management of the Fund - Investment Adviser."

	The following example illustrates the estimated expenses that an investor in a Portfolio would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

Example:
I
n
t
e
r
m
e
d
i
a
t
e

L
o
n
g
-
T
e
r
m



B
o
n
d

P
o
r
t
f
o
l
i
o

B
o
n
d

P
o
r
t
f
o
l
i
o



  	1 Year
$
4

$
6



	  3 Years
$
1
2

$
1
9



	The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, each Portfolio's performance will vary and may result in an actual return greater or less than 5%.

	You can purchase Shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in Fund Shares through a securities dealer, bank or other financial institution. See "Management of the Fund."

DESCRIPTION OF THE FUND

Investment Objective - The goal of each Portfolio is to provide as high a level of current income as Wilshire believes is consistent with prudent risk of capital. There can be no assurance that a Portfolio's investment objective will be achieved.

Management Policies

	Wilshire will consider the total rate of return on the securities in managing each Portfolio. Each Portfolio may invest in corporate debt obligations, such as bonds and debentures, obligations convertible into common stock and taxable municipal securities. Neither Portfolio will invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as practicable. Under normal market and economic conditions, the Intermediate Bond Portfolio will maintain a dollar-weighted average portfolio maturity between five and ten years and the Long-Term Bond Portfolio will maintain a dollar-weighted average portfolio maturity greater than ten years.

	Each Portfolio will invest, under normal market and economic conditions, at least 80% of its assets in corporate debt obligations rated, at the time of purchase, "BB" or better by Standard's & Poor's Ratings Group, a division of McGraw-Hill Companies ("S&P") or "Ba" or better by Moody's Investors Service, Inc. ("Moody's") (or which, if unrated, are determined by Wilshire to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated BB or Ba or better.

	Securities rated "BB" by S&P or "Ba" by Moody's are below investment-grade securities, sometimes referred to as "high yield" or "junk" bonds. These securities are considered speculative investments by the major credit rating agencies. High yield bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities. Please refer to "Investment Considerations and Risks" for further information.

	In addition to corporate bonds, debentures and convertible obligations, and taxable municipals, each Portfolio may invest in a variety of other securities consistent with its investment objective and the policies described above. These other investments may include variable and floating rate securities, asset-backed securities, stripped securities, zero-coupon bonds and when-issued, forward commitments and delayed settlement transactions.

	Notwithstanding the foregoing, for temporary defensive purposes, each Portfolio may invest up to 100% of its assets in cash or "money market" instruments or invest all or a substantial portion of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, each Portfolio may lend its portfolio securities. See also "Investment Considerations and Risks" below and "Investment Objective and Management Policies" in the Statement of
Additional Information.

INVESTMENT CONSIDERATIONS AND RISKS

General - Each Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider a Portfolio as a supplement to or single component of an overall investment program and should invest only if you are willing to undertake the risks involved. See "Investment Objective and Policies - Management Policies" in the Statement of Additional Information for a further discussion of certain risks.

	Except as otherwise indicated, each Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolios' objectives will be met.

	Debt securities fluctuate in value and such fluctuations can be pronounced. Changes in the value of a Portfolio's investment securities will result in changes in the value of such Portfolio's Shares and thus the Portfolio's total return to investors.

	Investments by a Portfolio in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Portfolio's investments in debt securities. The value of a Portfolio's investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Lower Rated Securities - Debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by Wilshire, generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. The lower the ratings of such debt securities, the greater their risks. The yields on high yield/high risk bonds will fluctuate over time. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During the periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

	Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Fund's Board of Directors. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

	Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, Wilshire does not exclusively rely on the ratings issued by established credit rating agencies, but supplements such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on Wilshire's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Wilshire will determine whether it is in the best interest of the Portfolio to retain or depose of such security.

	For a more complete description of the risks of high yield/high risk securities and for further information concerning debt securities ratings please refer to Appendix B of this Prospectus.

Simultaneous Investments - Investment decisions for each Portfolio are made independently from those of other investment companies and accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Portfolio invests at the same time as such Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

MANAGEMENT OF THE FUND

Investment Adviser - Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401-1085, was formed in 1972 and serves as the Fund's investment adviser. As of May 31, 1997, Wilshire managed approximately $7.8 billion in assets. Under the terms of an Investment Advisory Agreement with the Fund, Wilshire, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law, manages the investment of the assets of each Portfolio. The Portfolios' primary portfolio manager is Edgar A. Robie, Jr. a Director of Fixed Income Management and Principal at Wilshire. Mr. Robie has been employed by Wilshire since October, 1994. Mr. Robie is directly involved in the design and management of various fixed income products and his diverse background includes over 24 years of investment experience. Wilshire also provides research services for the Portfolios through a professional staff of portfolio managers and securities analysts. Prior to October, 1994, Mr. Robie was a consultant for plan sponsors concerning the management of ERISA and operating assets with Callan Associates, a consultant for the management of a large pension plan with LTV Corporation, and Chief Strategist with Western Asset Management Company, a leading fixed-income manager. Wilshire is controlled by its President, Mr. Dennis Tito, who owned a majority of its outstanding voting stock as of May 31, 1997.

	Pursuant to the terms of the Investment Advisory Agreement, dated _________, 1997 (the "Advisory Agreement"), Wilshire is entitled to receive from the Fund a monthly fee at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. Wilshire has agreed to waive its fee, however, until at least one year from the date of this Prospectus.

Administrator - Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Fund. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, dated May 31, 1996, Investor Services Group is entitled to receive from the Fund a fee, computed daily and paid monthly, at the annual rate of .15% of 1% of the Fund's monthly average net assets up to aggregate net assets of $1 billion, .10% of 1% of such value on the next $4 billion and .08% of 1% on excess net assets. In addition, Investor Services Group is entitled to receive from the Fund an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

Custodian and Transfer and Dividend Disbursing Agent - The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Fund's investments. Investor Services Group is also the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

Distributor - FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.

Expenses - From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of the Fund or Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. FDDI, Wilshire or Investor Services Group may bear expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

	All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

HOW TO BUY FUND SHARES

	Shares are offered exclusively to institutional investors, such as employee benefit plans, other tax-exempt institutions, corporations and other institutional buyers. Shares are sold without a sales charge. You may be charged a nominal fee if you effect transactions in Portfolio Shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional Shares. The Fund reserves the right to reject any purchase order.

	The minimum initial investment in the Shares of a Portfolio is $5,000,000. Subsequent investments must be at least $100,000. The initial investment must be accompanied or preceded by the Fund's Account
Application. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

	You may purchase Shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Fund account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120, together with your investment slip or, when opening a new account, your Institutional Class shares Account Application, indicating the name of the Portfolio being purchased. Neither initial nor subsequent investments may be made by third party check.

	Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA
#011001234), together with the name of the Fund and the Fund's DDA number, 065-587, for purchase of Shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund Shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's
Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear.
The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

	Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to Boston Safe and Trust Deposit Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number preceded by the digits "___" or "___" for Intermediate Bond Portfolio or Long-Term Bond Portfolio, respectively.

	Shares of each Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each class of shares is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. Net asset value per share of a class of shares of a Portfolio is computed by dividing the value of the net assets attributable to that class of shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of shares of that class outstanding. Each Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

	Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

SHAREHOLDER SERVICES

Portfolio Exchanges - You may purchase, in exchange for shares of a Portfolio, shares of the same class of the other Portfolio or one of the other portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence. If you desire to use this service, please call 1-888-200-6796 to determine if it is available and whether any conditions are imposed on its use.

	To request an exchange, you must give exchange instructions to the Transfer Agent in writing. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $100,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made (currently, $5,000,000). The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Fund Shares - Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Portfolio into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option selected by the investor.

	Shares will be exchanged at their next determined net asset value. No fees currently are charged to shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of exchanges may be modified or terminated at any time upon notice to shareholders.

	The exchange of Shares of one Portfolio for Shares of another is treated for Federal income tax purposes as a sale of the Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Retirement Plans - The Fund offers a variety of pension and profit-sharing plans. Plan support services also are available. To obtain details on available plans, please call the following toll-free number: 1-888-200-6796.

HOW TO REDEEM FUND SHARES

	General - You may request redemption of your Shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Fund will redeem the Shares at the next determined net asset value.

	Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of a Portfolio's Shares. Any certificates representing a Portfolio's Shares being redeemed must be submitted with the redemption request. The value of the Shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

	The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

	However, if you have purchased a Portfolio's shares by check and subsequently submit a written redemption request to the Transfer Agent, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to eight business days or more. In addition, the Fund will reject requests to redeem shares by wire or telephone for a period of eight business days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership.

	Fund Shares will not be redeemed until the Transfer Agent has received your Account Application.

	The Fund reserves the right to redeem your account(s) at its option upon not less than 45 days' written notice if the aggregate net asset value of all of your accounts in the Portfolios is $2,000,000 or less and remains so during the notice period.

Procedures - You may redeem Shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Fund reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

	You may redeem Shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption
Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

	During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of a Portfolio's Shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, such Portfolio's net asset value may fluctuate.

Regular Redemption - Under the regular redemption procedure, you may redeem your Shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

	Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

Wire Redemption Privilege - You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

Telephone Redemption Privilege - You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.



DIVIDENDS, DISTRIBUTIONS AND TAXES

	Each Portfolio ordinarily declares and pays dividends from its net investment income monthly and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

	The Fund intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by a Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional Shares. Depending upon the composition of a Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of a Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Portfolio Shares and whether such distributions are received in cash or reinvested in Shares.
The Code currently provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions will generally be subject to state and local taxes.

	Dividends from net investment income and distributions from net realized short-term securities gains paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United States may differ from the foregoing.

	Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

	Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

	A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

	Each Portfolio intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, each Portfolio is subject to a non-deductible 4% excise tax imposed on regulated investment companies that fail to distribute specified percentages of their ordinary income and capital gains net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

	The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Fund. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

	For purposes of advertising, performance may be calculated on the basis of yield, average annual total return and/or total returns of the Portfolios.

	The "SEC yield" of each Portfolio is an annualized expression of the net income generated by the Portfolio over a specified 30-day (one month) period as a percentage of the Portfolio's share price on the last day of that period. This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five- and ten-year periods (or the life of the Portfolio if shorter). "Aggregate total return" represents the cumulative change in value of an investment in the Portfolio for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested.

	Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses, market conditions and the risks associated with a Portfolio's objectives and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

	Comparative performance information may be used from time to time in advertising or marketing the Portfolio's Shares, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications. In addition, the Portfolios' performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which the Portfolios' performance may be compared include, but are not limited to, Lehman Corporate Bond Index and Lehman High Yield Bond Index.

GENERAL INFORMATION

	The Fund was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Fund is authorized to issue 600 million shares of Common Stock with 100 million allocated to each Portfolio and 50 million allocated to each of two classes of each Portfolio, par value $.001 per share.

	The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each Portfolio of the Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, and a shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by Portfolio or by class.

	To date, the Board of Directors has authorized the creation of six series of shares and an "Investment Class" and "Institutional Class" of shares for each Portfolio. All consideration received by the Fund for shares of one of the Portfolios and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. Each share of a class of a Portfolio represents an equal proportionate interest in the Portfolio with each other class share, subject to the liabilities of the particular class. Each class of shares of a Portfolio participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a Portfolio be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new portfolios and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

	Unless otherwise required by the Investment Company Act of 1940, as amended, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors.
However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each share has one vote and shares of each Portfolio would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all Portfolios would vote together in the election of Directors or selection of accountants. Each class of a Portfolio is also entitled to vote separately on any matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the Portfolio on all other matters on which stockholders are entitled to vote.

	The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. Certificates for shares will not be issued unless specifically requested.

	Shareholder inquiries may be made by writing to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or by calling toll free 1-888-200-6796.


APPENDIX A

INVESTMENT TECHNIQUES

Municipal Obligations - The two principal classifications of municipal obligations which may be held by the Portfolios are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Portfolios nor Wilshire will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Variable and Floating Rate Securities - The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. A Portfolio may purchase variable and floating rate instruments with stated maturities in excess of its maturity limitations provided that the Portfolio may demand payment of the principal of the instrument at least once within the applicable maturity limitation on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). Unrated instruments will be determined by Wilshire to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Portfolios.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise demand rights, and a Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments (including inverse floaters) will be subject to a Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

Mortgage-Backed and Asset-Backed Securities - The Portfolios may purchase mortgage-backed and asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). The average life of these securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of each Portfolio, the maturity of mortgage-backed and asset-backed securities will be based on estimates of average life.

	The Portfolios may acquire several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.
The relative payment rights of the various CMO classes may be structured in a variety of ways.

	Non-mortgage asset-backed securities invoke certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral.
Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.

Stripped Securities - Each Portfolio may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Prepayment Risks - Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

	Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayment may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities; and, therefore, potentially increasing the volatility of the portfolio.

	At times, some of the mortgage-backed and asset-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Convertible Securities - Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. The convertible securities into which each Portfolio may invest consist of bonds, notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying common stock. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock. Each Portfolio may be required to permit the issuer of a convertible security to redeem the security and convert it into the underlying common stock or the cash value of the underlying common stock. Therefore, the Portfolio may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Portfolio's ability to achieve its investment objectives. Any common stock received through conversion of convertible debt obligations will be sold as soon as practicable after receipt.

Zero Coupon Securities - Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.
The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. The Portfolios will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, a Portfolio may be required to liquidate other portfolio securities to satisfy its distribution obligations.

When-Issued, Forward Commitment and Delayed Settlement Transactions - Each Portfolio may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Each Portfolio may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Portfolios will generally purchase securities with the intention of acquiring them, the Portfolios may dispose of securities purchased on a when-issued, forward commitment or a delayed delivery basis before settlement when deemed appropriate by Wilshire. The Portfolios do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus and in the Fund's official sales literature in connection with the offer of the Portfolios' shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.


APPENDIX B

	Rating Information. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds.

	S&P:

	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

	Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

	Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

	Moody's:

	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


PROSPECTUS	_______________, 1997
WILSHIRE TARGET FUNDS, INC.
Wilshire Target Intermediate Corporate Bond Portfolio
Wilshire Target Long-Term Corporate Bond Portfolio
(Investment Class Shares)
(http:/www.wilfunds.com)

	Wilshire Target Funds, Inc. (the "Fund") is an open-end investment company, known as a mutual fund. This prospectus offers Investment Class shares ("Shares") in each of two separate diversified portfolios (each, a "Portfolio"): Intermediate Corporate Bond Portfolio ("Intermediate Bond Portfolio") and Long-Term Corporate Bond Portfolio ("Long-Term Bond Portfolio"). The goal of each Portfolio is to provide as high a level of current income as is consistent with prudent risk of capital. See "Description of the Fund-Investment Approach."

	Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Fund's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

	This prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.

	The Statement of Additional Information dated _________, 1997 which may be revised from time to time, provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

	Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.

	TABLE OF CONTENTS 	PAGE
	Fee Table	 2
	Description of the Fund	 3
	Investment Considerations and Risks	 4
	Management of the Fund	 5
	How to Buy Fund Shares	 7
	Shareholder Services	 9
	How to Redeem Fund Shares	10
	Service and Distribution Plan	12
	Dividends, Distributions and Taxes	13
	Performance Information	14
	General Information 	15
	Appendix A	17
	Appendix B	21
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



	The following table illustrates the expenses and fees expected to be incurred by the Portfolios for the current fiscal year.

FEE TABLE


I
n
t
e
r
m
e
d
i
a
t
e

B
o
n
d

P
o
r
t
f
o
l
i
o


L
o
n
g
-
T
e
r
m

B
o
n
d

P
o
r
t
f
o
l
i
o









Annual Fund
Operating
Expenses:
(as a percentage
of average daily
net assets)





	Management
Fees (after
waivers)*

0
%



0
%



	12b-1 Fee

 .
2
5
%



 .
2
5
%



	Other
Expenses**

 .
3
6
%



 .
6
0
%





=
=
=
=



=
=
=
=



	Total Fund
Operating
Expenses***

 .
6
1
%



 .
8
5
%




*	Reflects voluntary waivers of advisory fees which are
expected to continue in effect until at least one year from the date of this Prospectus. Absent such voluntary waivers, the ratio of advisory fees to average net assets would be 0.25% for both the Intermediate Bond Portfolio and Long-Term Bond Portfolio.

**	Reflects voluntary waivers of accounting and
administration fees which are expected to continue in effect until at least one year from the date of this Prospectus.
Absent such voluntary waivers, the ratio of other expenses to average net assets would be .76% and 1.06% for the Intermediate Bond Portfolio and the Long-Term Bond
Portfolio, respectively.

***	Absent the voluntary waivers referred to above, the
ratio of total fund operating expenses to average net assets would be 1.01% and 1.31% for the Intermediate Bond Portfolio and the Long-Term Bond Portfolio, respectively.


	The purpose of the foregoing table is to assist you in understanding the various estimated costs and expenses that the Fund and investors will bear, the payment of which will reduce investors' annual return. "Other Expenses" is based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than such estimates. See "Management of the Fund - Investment Adviser."

	The following example illustrates the estimated expenses that an investor in a Portfolio would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.



Example:
I
n
t
e
r
m
e
d
i
a
t
e

L
o
n
g
-
T
e
r
m



B
o
n
d

P
o
r
t
f
o
l
i
o

B
o
n
d

P
o
r
t
f
o
l
i
o



  	1 Year
$
6

$
9



	  3 Years
$
2
0

$
2
7



	The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, each portfolio's performance will vary and may result in an actual return greater or less than 5%.

	You can purchase Shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in Fund Shares through a securities dealer, bank or other financial institution. See "Management of the Fund."

DESCRIPTION OF THE FUND

Investment Objective - The goal of each Portfolio is to provide as high a level of current income as Wilshire believes is consistent with prudent risk of capital. There can be no assurance that a Portfolio's investment objective will be achieved.

Management Policies

	Wilshire will consider the total rate of return on the securities in managing each Portfolio. Each Portfolio may invest in corporate debt obligations, such as bonds and debentures, obligations convertible into common stock and taxable municipal securities. Neither Portfolio will invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as practicable. Under normal market and economic conditions, the Intermediate Bond Portfolio will maintain a dollar-weighted average portfolio maturity between five and ten years and the Long-Term Bond Portfolio will maintain a dollar-weighted average portfolio maturity greater than ten years.

	Each Portfolio will invest, under normal market and economic conditions, at least 80% of its assets in corporate debt obligations rated, at the time of purchase, "BB" or better by Standard's & Poor's Ratings Group, a division of McGraw-Hill Companies ("S&P") or "Ba" or better by Moody's Investors Service, Inc. ("Moody's") (or which, if unrated, are determined by Wilshire to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated BB or Ba or better.

	Securities rated "BB" by S&P or "Ba" by Moody's are below investment-grade securities, sometimes referred to as "high yield" or "junk" bonds. These securities are considered speculative investments by the major credit rating agencies. High yield bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities. Please refer to "Investment Considerations and Risks" for further information.

	In addition to corporate bonds, debentures and convertible obligations, and taxable municipals, each Portfolio may invest in a variety of other securities consistent with its investment objective and the policies described above. These other investments may include variable and floating rate securities, asset-backed securities, stripped securities, zero-coupon bonds and when-issued, forward commitments and delayed settlement transactions.

	Notwithstanding the foregoing, for temporary defensive purposes, each Portfolio may invest up to 100% of its assets in cash or "money market" instruments or invest all or a substantial portion of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, each Portfolio may lend its portfolio securities. See also "Investment Considerations and Risks" below and "Investment Objective and Management Policies" in the Statement of Additional Information.

INVESTMENT CONSIDERATIONS AND RISKS

General - Each Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider a Portfolio as a supplement to or single component of an overall investment program and should invest only if you are willing to undertake the risks involved. See "Investment Objective and Policies - Management Policies" in the Statement of Additional Information for a further discussion of certain risks.

	Except as otherwise indicated, each Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any change in a Portfolio's objectives. There can be no assurance that the Portfolios' objectives will be met.

	Debt securities fluctuate in value and such fluctuations can be pronounced. Changes in the value of a Portfolio's investment securities will result in changes in the value of such Portfolio's Shares and thus the Portfolio's total return to investors.

	Investments by a Portfolio in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Portfolio's investments in debt securities. The value of a Portfolio's investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Lower Rated Securities - Debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by Wilshire, generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. The lower the ratings of such debt securities, the greater their risks. The yields on high yield/high risk bonds will fluctuate over time. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During the periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

	Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Fund's Board of Directors. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

	Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, Wilshire does not exclusively rely on the ratings issued by established credit rating agencies, but supplements such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on Wilshire's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Wilshire will determine whether it is in the best interest of the Portfolio to retain or depose of such security.

	For a more complete description of the risks of high yield/high risk securities and for further information concerning debt securities ratings please refer to Appendix
B of this Prospectus.

Simultaneous Investments - Investment decisions for each Portfolio are made independently from those of other investment companies and accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Portfolio invests at the same time as such Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

MANAGEMENT OF THE FUND

Investment Adviser - Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401-1085, was formed in 1972 and serves as the Fund's investment adviser. As of May 31, 1997, Wilshire managed approximately $7.8 billion in assets. Under the terms of an Investment Advisory Agreement with the Fund, Wilshire, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law, manages the investment of the assets of each Portfolio. The Portfolios' primary portfolio manager is Edgar A. Robie, Jr. a Director of Fixed Income Management and Principal at Wilshire. Mr. Robie has been employed by Wilshire since October, 1994. Mr. Robie is directly involved in the design and management of various fixed income products and his diverse background includes over 24 years of investment experience. Wilshire also provides research services for the Portfolios through a professional staff of portfolio managers and securities analysts. Prior to October, 1994, Mr. Robie was a consultant for plan sponsors concerning the management of ERISA and operating assets with Callan Associates, a consultant for the management of a large pension plan with LTV Corporation, and Chief Strategist with Western Asset Management Company, a leading fixed-income manager. Wilshire is controlled by its President, Mr. Dennis Tito, who owned a majority of its outstanding voting stock as of May 31, 1997.

	Pursuant to the terms of the Investment Advisory Agreement, dated _________, 1997 (the "Advisory Agreement"), Wilshire is entitled to receive from the Fund a monthly fee at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. Wilshire has agreed to waive its fee, however, until at least one year from the date of this Prospectus.

Administrator - Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Fund.
Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, dated May 31, 1996, Investor Services Group is entitled to receive from the Fund a fee, computed daily and paid monthly, at the annual rate of .15% of 1% of the Fund's monthly average net assets up to aggregate net assets of $1 billion, .10% of 1% of such value on the next $4 billion and .08% of 1% on excess net assets. In addition, Investor Services Group is entitled to receive from the Fund an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

Custodian and Transfer and Dividend Disbursing Agent - The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Fund's investments. Investor Services Group is also the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

Distributor - FDDI, 4400 Computer Drive, Westborough,
Massachusetts 01581, serves as the distributor of the Shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.

Expenses - From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of the Fund or Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. FDDI, Wilshire or Investor Services Group may bear expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

	All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, distribution and shareholder services plan fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

HOW TO BUY FUND SHARES

	Shares are sold without a sales charge. You may be charged a nominal fee if you effect transactions in Shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional
Shares. The Fund reserves the right to reject any purchase order.

	The minimum initial investment in the Shares of a Portfolio is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer a Portfolio's Shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

	You may purchase Shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Fund account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120, together with your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio being purchased. Neither initial nor subsequent investments may be made by third party check.

	Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve
System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA #011001234), together with the name of the Fund and the Fund's DDA number, 065-587, for purchase of Shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund
Shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

	Shares also may be purchased through the Wilshire Target Funds Accumulation Plan, described under "Shareholder Services." This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

	Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to Boston Safe and Trust Deposit Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number preceded by the digits "___" or "___" for Intermediate Bond Portfolio or Long-Term Bond Portfolio, respectively.

	Shares of each Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each class of shares is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of a class of shares of a Portfolio is computed by dividing the value of the net assets attributable to that class of shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of shares of that class outstanding. Each Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

	Federal regulations require that you provide a certified TIN upon opening or reopening an account. See
"Dividends, Distributions and Taxes" and the Fund's Account
Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal
Revenue Service (the "IRS").



SHAREHOLDER SERVICES

Portfolio Exchanges - You may purchase, in exchange for shares of a Portfolio, shares of the same class of the other Portfolio or one of the other portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence. If you desire to use this service, please call 1-888-200-6796 to determine if it is available and whether any conditions are imposed on its use.

	To request an exchange, you must give exchange instructions to the Transfer Agent in writing. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Fund Shares - Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Portfolio into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option selected by the investor.

	Shares will be exchanged at their next determined net
asset value.   No fees currently are charged to shareholders
directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part.
The availability of Exchanges may be modified or terminated at any time upon notice to shareholders.

	The exchange of Shares of one Portfolio for Shares of another is treated for Federal income tax purposes as a sale of the Shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Wilshire Target Funds Accumulation Plan - Wilshire Target Funds Accumulation Plan permits you to purchase Portfolio Shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.
Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish a Wilshire Target Funds Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

Retirement Plans - The Fund offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts" and 403(b)(7) Plans. Plan support services also are available. To obtain details on Keogh Plans, IRAs and IRA "Rollover Accounts," SEP-IRAs and 403(b)(7) Plans, please call the following toll-free number:
1-888-200-6796.

HOW TO REDEEM FUND SHARES

	General - You may request redemption of your Shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Fund will redeem the Shares at the next determined net asset value.

	Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of a Portfolio's Shares. Any certificates representing a Portfolio's Shares being redeemed must be submitted with the redemption request. The value of the Shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

	The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Transfer
Agent of a redemption request in proper form, except as provided by the rules of the SEC.

	However, if you have purchased a Portfolio's shares by check or through Wilshire Target Funds Accumulation Plan and subsequently submit a written redemption request to the Transfer Agent, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check or Wilshire Target Funds Accumulation Plan order, which may take up to eight business days or more. In addition, the Fund will reject requests to redeem shares by wire or telephone for a period of eight business days after receipt by the Transfer Agent of the purchase check or the Wilshire Target Funds Accumulation Plan order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership.

	Fund Shares will not be redeemed until the Transfer
Agent has received your Account Application.

	The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's net asset value is $500 or less and remains so during the notice period.

Procedures - You may redeem Shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Fund reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

	You may redeem Shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

	During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer
Agent by telephone to request a redemption or exchange of a Portfolio's Shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.
During the delay, such Portfolio's net asset value may fluctuate.

Regular Redemption - Under the regular redemption procedure, you may redeem your Shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 5170, Westborough, Massachusetts 01581-5120. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

	Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

Wire Redemption Privilege - You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

Telephone Redemption Privilege - You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and Shares for which certificates have been issued, are not eligible for this privilege.

SERVICE AND DISTRIBUTION PLAN

	The Directors of the Fund have adopted a separate service and distribution plan (the "Service and Distribution Plan") with respect to the Shares of each Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses FDDI, distributor of the Fund, at an annual rate of up to
 .25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES

	Each Portfolio ordinarily declares and pays dividends from its net investment income monthly and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

	The Fund intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by a Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional Shares. Depending upon the composition of a Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of a Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Portfolio Shares and whether such distributions are received in cash or reinvested in Shares. The Code currently provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions will generally be subject to state and local taxes.

	Dividends from net investment income and distributions from net realized short-term securities gains paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United
States may differ from the foregoing.

	Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

	Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

	A TIN is either the Social Security number or employer identification number of the record owner of the account.
Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

	Each Portfolio intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, each Portfolio is subject to a non-deductible 4% excise tax imposed on regulated investment companies that fail to distribute specified percentages of their ordinary income and capital gains net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

	The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Fund. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

	For purposes of advertising, performance may be calculated on the basis of yield, average annual total return and/or total returns of the Portfolios.

	The "SEC yield" of each Portfolio is an annualized expression of the net income generated by the Portfolio over a specified 30-day (one month) period as a percentage of the Portfolio's share price on the last day of that period.
This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five- and ten year periods (or the life of the Portfolio if shorter). "Aggregate total return" represents the cumulative change in value of an investment in the Portfolio for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested.

	Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses, market conditions and the risks associated with a Portfolio's objectives and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

	Comparative performance information may be used from time to time in advertising or marketing the Portfolio's Shares, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications. In addition, the Portfolios' performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which the Portfolios' performance may be compared include, but are not limited to, Lehman Corporate Bond Index and Lehman High Yield Bond Index.

GENERAL INFORMATION

	The Fund was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Fund is authorized to issue 600 million shares of Common Stock (with 100 million allocated to each Portfolio and 50 million allocated to each of two classes of each Portfolio), par value $.001 per share.

	The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each Portfolio of the Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, and a shareholder of one Portfolio is not deemed to be a shareholder of any other Portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by Portfolio or by class.

	To date, the Board of Directors has authorized the creation of six series of shares and an "Investment Class" and "Institutional Class" of shares for each Portfolio. All consideration received by the Fund for shares of one of the Portfolios and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. Each share of a class of a Portfolio represents an equal proportionate interest in the Portfolio with each other class share, subject to the liabilities of the particular class. Each class of shares of a Portfolio participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a Portfolio be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new portfolios and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

	Unless otherwise required by the Investment Company Act of 1940, as amended, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each share has one vote and shares of each Portfolio would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all Portfolios would vote together in the election of Directors or selection of accountants. Each class of a Portfolio is also entitled to vote separately on any material increases in the fees under its Shareholder Services Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the Portfolio on all other matters on which stockholders are entitled to vote.

	The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account.
Certificates for shares will not be issued unless specifically requested.

	Shareholder inquiries may be made by writing to the Fund at P.O. Box 5170, Westborough, Massachusetts 01581-
5120, or by calling toll free 1-888-200-6796.



APPENDIX A

INVESTMENT TECHNIQUES

Municipal Obligations - The two principal classifications of municipal obligations which may be held by the Portfolios are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Portfolios nor Wilshire will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Variable and Floating Rate Securities - The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. A Portfolio may purchase variable and floating rate instruments with stated maturities in excess of its maturity limitations provided that the Portfolio may demand payment of the principal of the instrument at least once within the applicable maturity limitation on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). Unrated instruments will be determined by Wilshire to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Portfolios.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise demand rights, and a Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments (including inverse floaters) will be subject to a Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

Mortgage-Backed and Asset-Backed Securities - The Portfolios may purchase mortgage-backed and asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). The average life of these securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of each Portfolio, the maturity of mortgage-backed and asset-backed securities will be based on estimates of average life.

	The Portfolios may acquire several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

	Non-mortgage asset-backed securities invoke certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.

Stripped Securities - Each Portfolio may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Prepayment Risks - Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

	Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayment may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities; and, therefore, potentially increasing the volatility of the Portfolio.

	At times, some of the mortgage-backed and asset-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Convertible Securities - Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. The convertible securities into which each Portfolio may invest consist of bonds, notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying common stock. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.
Each Portfolio may be required to permit the issuer of a convertible security to redeem the security and convert it into the underlying common stock or the cash value of the underlying common stock. Therefore, the Portfolio may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Portfolio's ability to achieve its investment objectives. Any common stock received through conversion of convertible debt obligations will be sold as soon as practicable after receipt.

Zero Coupon Securities - Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. The Portfolios will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, a Portfolio may be required to liquidate other portfolio securities to satisfy its distribution obligations.

When-Issued, Forward Commitment and Delayed Settlement Transactions - Each Portfolio may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Each Portfolio may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Portfolios will generally purchase securities with the intention of acquiring them, the Portfolios may dispose of securities purchased on a when-issued, forward commitment or a delayed delivery basis before settlement when deemed appropriate by Wilshire. The Portfolios do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus and in the Fund's official sales literature in connection with the offer of the Portfolios' shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.



APPENDIX B

	Rating Information. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds.

	S&P:

	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

	Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

	Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- rating.
The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

	Moody's:

	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.





WILSHIRE TARGET FUNDS, INC.
Wilshire Target Intermediate Corporate Bond Portfolio
Wilshire Target Long-Term Corporate Bond Portfolio
(INSTITUTIONAL CLASS SHARES)
STATEMENT OF ADDITIONAL INFORMATION

____________________, 1997

	This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus which offers Institutional Class Shares of the Intermediate Corporate Bond Portfolio ("Intermediate Bond Portfolio") and Long-Term Corporate Bond Portfolio ("Long-Term Bond Portfolio") of Wilshire Target Funds, Inc., dated ___________, 1997, as it may be revised from time to time. To obtain a copy of the Prospectus, please write to Wilshire Target Funds, Inc. (the "Fund") at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

	Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser.

	First Data Investor Services Group, Inc. ("Investor
Services Group") serves as the Fund's administrator and transfer agent.

	First Data Distributors, Inc. ("FDDI") serves as the
Fund's distributor.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS	13
PURCHASE OF FUND SHARES	16
REDEMPTION OF FUND SHARES	17
SHAREHOLDER SERVICES	18
DETERMINATION OF NET ASSET VALUE	19
DIVIDENDS, DISTRIBUTION AND TAXES	19
PERFORMANCE INFORMATION	20
PORTFOLIO TRANSACTIONS	21
INFORMATION ABOUT THE FUND	22
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
	COUNSEL AND INDEPENDENT ACCOUNTANTS	22



GENERAL INFORMATION AND HISTORY

	On August 28, 1992, Dreyfus-Wilshire Series Fund, Inc.
changed its name to Dreyfus-Wilshire Target Funds, Inc.

	On May 31, 1996, Dreyfus-Wilshire Target Funds, Inc.
changed its name to Wilshire Target Funds, Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled
"Description of the Fund."

Other Portfolio Securities

	Lower Rated Securities. Each Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer may cause it to fail to make timely payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio at times may be unable to establish the fair value of such securities.

	Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's or S&P (or by any other Nationally Recognized Securities Ratings Organization ("NRSROs")) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix - Rating Information of this SAI for a description of security ratings.

	Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by NRSROs in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Wilshire will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

	Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

	When-Issued, Forward Commitment and Delayed Settlement Transactions. Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date.
The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

	A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date.

	When a Portfolio engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	When a Portfolio purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all time to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transaction.

	Stripped Government Obligations. Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolios may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

	In addition, the Portfolios may acquire U.S.
Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Fund is unaware of any binding legislative, judicial or administrative authority on this issue.

	Mortgage-Backed Securities. The Portfolios may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factor including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

	There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates
(also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

	There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Wilshire's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

	Asset-Backed Securities. To the extent described in the prospectuses, the Portfolios may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

	Municipal Obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

	Certain of the municipal obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuers of the municipal obligations at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

	Information about the financial condition of issuers of municipal obligations may be less available than information about corporations that have class of securities registered under the Securities Exchange Act of 1934.

	Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

	In selecting convertible securities for the Portfolios, Wilshire will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Portfolio's holdings as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

	The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

	Capital appreciation for the Portfolio may result from an improvement in the credit standing of an issuer whose securities are held in the Portfolio or from a general lowering of interest rates, or a combination of both.
Conversely, a reduction in the credit standing of an issuer whose securities are held by the Portfolio or a general increase in interest rates may be expected to result in capital depreciation to the Portfolio.

	U.S. Government Securities. Each Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

	Bank Obligations. Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

	Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

	Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Portfolio will invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

	Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

	Repurchase Agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio entering into them.
In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, or primary government securities dealers reporting to the Federal
Reserve Bank of New York, with respect to securities of the type in which such Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

	Lending Portfolio Securities. Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

	In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

	The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and
(6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

Management Policies

	Investment Restrictions. Each Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. The investment objectives of the Portfolios and investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. No Portfolio may:

	1.	Invest in commodities.

	2.	Purchase, hold or deal in real estate, or oil,
gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate and it may acquire and dispose of real estate or interest in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

	3.	Borrow money, except for temporary or emergency
(not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

	4.	Make loans to others, except through the
purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors.

	5.	Act as an underwriter of securities of other
issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

	6.	Invest more than 25% of its assets in the
securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

	7.	Invest more than 5% of its assets in the
obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

	8.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of the Portfolio's total assets.

	9.	Issue any senior security (as such term is
defined in Section 18(f) of the 1940 Act), except to the extent that any of the following activities may be deemed to give rise to a senior security: (i) any of the activities permitted in Investment Restriction Nos. 1 and 3; (ii) any permitted pledge, mortgage or hypothecation of its assets; or (iii) any purchase of securities on a when-issued, forward commitment or delayed-settlement basis.

	10.	Invest in the securities of a company for the
purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

	11.	Invest more than 15% of its net assets (taken at
market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable.

	12.	Purchase securities of other investment
companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

	If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUND

	Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each
Director who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Directors of the Fund

*THOMAS D. STEVENS, Chairman of the Board, President and
Director. Senior Vice President and Principal of Wilshire
Associates Incorporated for more than the past five years.
He is the Chief Investment Officer of the Wilshire Asset
Management division. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 48 years old and his address is c/o
Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa
Monica, California 90401-1085.

DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For five years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREEF America REIT, RCM Equity Funds, Inc., Brandes Investment Trust, and as a trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust. He is 66 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

*ROBERT J. RAAB, JR., Director. Senior Vice President and Principal of Wilshire Associates Incorporated for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

PETER J. CARRE, Director.  Attorney, Peter Carre and
Associates, Law Offices, since 1982. He practices law in the areas of ERISA and investment law. He is 49 years old and his address is c/o Peter Carre and Associates, Law
Offices, 815 Connecticut Avenue, N.W., Washington, D.C.
20006.

ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen (16) mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

	The Fund typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Fund for the fiscal year ended August 31, 1996, was as follows:

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*	Amount does not include reimbursed expenses for
attending Board meetings, which amounted to $1,611.00 for all Directors as a group.

Officers of the Fund

THOMAS D. STEVENS (see "Directors of the Fund" above).

DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

MICHAEL J. NAPOLI, JR., Vice President.  Vice President and
Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 45 years old and his address is c/o
Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa
Monica, California 90401-1085.

JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. From 1988 to 1992, Ms. Tedesco was an associate in the Boston law firm of Hutchins, Wheeler & Dittmar. She is 39 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN, Vice President and Assistant Secretary.
Since June 1994, Manager (State Regulation) of Investor
Services Group.  From October 1993 to June 1994, Senior
Legal Assistant at Palmer & Dodge, Boston, Massachusetts.
For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 35 years old and her address is c/o First Data Investor Services
Group, Inc., 53 State Street, Boston, Massachusetts 02109.

NEIL FORREST, Assistant Treasurer. Since 1995, Vice President and Division Manager of Client Services of Investor Services Group. From 1992 through March, 1995, Mr. Forrest was Vice President of 440 Financial, Inc. Prior to that time, he was a vice president with Manufacturers and Traders Company ("M&T"). He was also product manager of M&T's proprietary mutual funds. He is 36 years old and his address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 33 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

DIANA TARNOW, Assistant Treasurer. Since 1997, Vice President for Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc. She is 34 years old and her address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

JOHN J. BURKE, III, Assistant Treasurer.  Since December,
1991, Mr. Burke is Vice President of Fund Accounting and
Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments. He is 32 years old and his address is 4400 Computer Drive, Westborough, Massachusetts 01581.

	Directors and officers of the Fund, as a group, owned less than 1% of the Fund's shares of Common Stock outstanding on May 31, 1997.

	As of May 31, 1997, no persons are known by the Fund to own of record 5% or more of a Portfolio's outstanding voting securities.

	A shareholder that owns, directly or indirectly, 25% or more of a Portfolio's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of such Portfolio.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled "Management of the Fund."

	Investment Advisory Agreement. Wilshire provides investment advisory services to each Portfolio pursuant to the Investment Advisory Agreement (the "Advisory Agreement") dated __________, 1997, with the Fund. As to each Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

	The following persons are officers and directors of
Wilshire: Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Gilbert Hammer, Director and Senior Vice President; Robert J. Raab, Jr., Director and Senior Vice President; Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

	Wilshire is controlled by Mr. Dennis Tito, who owned a majority of its outstanding stock as of May 31, 1997.

	Wilshire provides day-to-day management of each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board of Directors. Wilshire provides the Fund with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Fund's primary Portfolio Manager is Edgar A. Robie, Jr. and he is assisted by Thomas D. Stevens. Wilshire maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund.

	As compensation for Wilshire's services, Wilshire is entitled to received from the Fund a monthly advisory fee at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. The aggregate of the fees payable to Wilshire is not subject to reduction as the value of a Portfolios net assets increases.

	All fees and expenses are accrued daily and deducted before declaration of dividends to investors.

	Administration Agreement.  Pursuant to the
Administration Agreement (the "Administration Agreement") dated May 31, 1996 with the Fund, Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, furnishes the Fund clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Fund, prepares reports to each Portfolio's shareholders, tax returns, reports to and filings with the Securities and Exchange Commission and state Blue Sky authorities, and generally assists in all aspects of the Fund's operations, other than providing investment advice.

	As to each Portfolio, the Administration Agreement has an initial term of two years and will be extended for a third year automatically unless the Fund elects to terminate it on the second anniversary by six months written notice of termination. Thereafter, the Agreement would continue in effect from year to year subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940
Act) of the Fund or Investor Services Group, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Administration
Agreement is terminable without penalty, on six months notice prior to its second anniversary, and 60 days' notice at any time after its third anniversary, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice at any time after its third anniversary by Investor Services Group. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

	As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of .15 of 1% of each Portfolio's monthly average net assets up to aggregate net assets of $1 billion, .10 of 1% of such value on the next $4 billion, and .08 of 1% on excess net assets.

	Expenses and Expense Information. From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of the Fund or a Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. FDDI, Wilshire or Investor Services Group may bear expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

	All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, Rule 12b-1 plan fees, if applicable, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

PURCHASE OF FUND SHARES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled "How to Buy
Fund Shares."

	The Distributor. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Fund's distributor pursuant to an agreement which is renewable annually. Each Portfolio's shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of securities.

	Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a nominal transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer not take physical delivery of share certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; or other conditions.

	There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Investors should be aware that they may purchase shares of the Fund directly from the Fund through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

	In-Kind Purchases. Payments for each Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by a Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer.
The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purposes.

REDEMPTION OF FUND SHARES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled "How to
Redeem Fund Shares."

	Wire Redemption Privilege. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

	To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

	Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

	Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

	Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled
"Shareholder Services."

	Portfolio Exchanges. You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence. Shares of other Portfolios purchased by exchange will be purchased on the basis of relative net asset value per share.

	To request an exchange, the investor must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

	The Portfolio Exchanges service is available to shareholders resident in any state in which shares of the Portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

	The Fund reserves the right to reject any exchange request in whole or in part. The Portfolio Exchanges service may be modified or terminated at any time upon notice to shareholders.

	Corporate Pension/Profit-Sharing and Personal
Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans. To obtain details on available plans, please call the following toll-free number: 1-888-200-6796.

	The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled "How to Buy
Fund Shares."

	Valuation of Portfolio Securities. Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

	New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTION AND TAXES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled "Dividends,
Distributions and Taxes."

	Management of the Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Portfolio also intends to qualify. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

	Depending on the composition of a Portfolio's income, all or a portion of the dividends paid by such Portfolio from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) such Portfolio's income consists of dividends paid by U.S. corporations and (ii) the Portfolio would have been entitled to the dividends received deduction with respect to such dividend income if the Portfolio were not a regulated investment company. The dividends received deduction for qualifying corporate shareholders may be reduced if the shares of the Portfolio held by them with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding a Portfolio's shares.

	Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Portfolios' Prospectus. In addition, the Code provides that if a shareholder holds shares of the Portfolios for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

	Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, such Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

PERFORMANCE INFORMATION

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Institutional Class shares) entitled
"Performance Information."

	From time to time, quotations of the Portfolios' performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. In the case of Portfolios with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

	The Portfolio's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Portfolio during the base period less expenses for that periods, and
(ii) dividing that amount by the product of (A) the average daily number of shares of the Portfolio outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Institutional shares and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values.

	Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

	Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

PORTFOLIO TRANSACTIONS

	Wilshire supervises the placement of orders on behalf of each Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Fund. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

	Portfolio turnover may vary from year to year, as well as within a year. The Portfolios may experience greater portfolio turnover than would be expected for a portfolio of higher rated securities. High turnover rates are likely to result in increased transaction costs to the Portfolios.
The Portfolios will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolios' investment objectives. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.



INFORMATION ABOUT THE FUND

	The following information supplements and should be read in conjunction with the section in the Portfolios'
Prospectus (Institutional Class shares) entitled "General
Information."

	Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

	Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940
Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of Shares, such as the Institutional Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

	The Fund will send annual and semi-annual financial statements to all its shareholders.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
COUNSEL AND INDEPENDENT ACCOUNTANTS

	The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Fund's investments. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation, P.O. Box 5170, Westborough, Massachusetts 01581-5120, is the Fund's transfer and dividend disbursing agent. Neither The Northern Trust Company nor Investor Services Group has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

	Ropes & Gray, One International Place, Boston,
Massachusetts 02110-2624, is counsel for the Fund.

	Coopers & Lybrand L.L.P., 1301 Avenue of the Americas,
New York, New York 10019, independent accountants, have been selected as auditors of the Fund.





WILSHIRE TARGET FUNDS, INC.
Wilshire Target Intermediate Corporate Bond Portfolio
Wilshire Target Long-Term Corporate Bond Portfolio
(INVESTMENT CLASS SHARES)
STATEMENT OF ADDITIONAL INFORMATION

____________________, 1997

	This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus which offers Investment Class Shares of the Intermediate Corporate Bond Portfolio ("Intermediate Bond Portfolio") and Long-Term Corporate Bond Portfolio ("Long-Term Bond Portfolio") of Wilshire Target Funds, Inc., dated ___________, 1997, as it may be revised from time to time. To obtain a copy of the Prospectus, please write to Wilshire Target Funds, Inc. (the "Fund") at P.O. Box 5170, Westborough, Massachusetts 01581-5120, or call 1-888-200-6796. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

	Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser.

	First Data Investor Services Group, Inc. ("Investor
Services Group") serves as the Fund's administrator and transfer agent.

	First Data Distributors, Inc. ("FDDI") serves as the
Fund's distributor.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS	13
SERVICE AND DISTRIBUTION PLAN	16
PURCHASE OF FUND SHARES	17
REDEMPTION OF FUND SHARES	18
SHAREHOLDER SERVICES	19
DETERMINATION OF NET ASSET VALUE	21
DIVIDENDS, DISTRIBUTION AND TAXES	21
PERFORMANCE INFORMATION	22
PORTFOLIO TRANSACTIONS	23
INFORMATION ABOUT THE FUND	23
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
	COUNSEL AND INDEPENDENT ACCOUNTANTS	24



GENERAL INFORMATION AND HISTORY

	On August 28, 1992, Dreyfus-Wilshire Series Fund, Inc.
changed its name to Dreyfus-Wilshire Target Funds, Inc.

	On May 31, 1996, Dreyfus-Wilshire Target Funds, Inc.
changed its name to Wilshire Target Funds, Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "Description of the Fund."

Other Portfolio Securities

	Lower Rated Securities. Each Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer may cause it to fail to make timely payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio at times may be unable to establish the fair value of such securities.

	Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's or S&P (or by any other Nationally Recognized Securities Ratings Organization ("NRSROs")) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix - Rating Information of this SAI for a description of security ratings.

	Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by NRSROs in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Wilshire will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

	Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

	When-Issued, Forward Commitment and Delayed Settlement Transactions. Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date.
The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

	A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date.

	When a Portfolio engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	When a Portfolio purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all time to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transaction.

	Stripped Government Obligations. Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolios may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

	In addition, the Portfolios may acquire U.S.
Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Fund is unaware of any binding legislative, judicial or administrative authority on this issue.

	Mortgage-Backed Securities. The Portfolios may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factor including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

	There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates
(also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

	There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Wilshire's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

	Asset-Backed Securities. To the extent described in the prospectuses, the Portfolios may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

	Municipal Obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

	Certain of the municipal obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuers of the municipal obligations at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

	Information about the financial condition of issuers of municipal obligations may be less available than information about corporations that have class of securities registered under the Securities Exchange Act of 1934.

	Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

	In selecting convertible securities for the Portfolios, Wilshire will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Portfolio's holdings as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

	The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

	Capital appreciation for the Portfolio may result from an improvement in the credit standing of an issuer whose securities are held in the Portfolio or from a general lowering of interest rates, or a combination of both.
Conversely, a reduction in the credit standing of an issuer whose securities are held by the Portfolio or a general increase in interest rates may be expected to result in capital depreciation to the Portfolio.

	U.S. Government Securities. Each Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

	Bank Obligations. Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

	Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

	Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Portfolio will invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

	Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

	Repurchase Agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio entering into them.
In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, or primary government securities dealers reporting to the Federal
Reserve Bank of New York, with respect to securities of the type in which such Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

	Lending Portfolio Securities. Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

	In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

	The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and
(6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

Management Policies

	Investment Restrictions. Each Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. The investment objectives of the Portfolios and investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. No Portfolio may:

	1.	Invest in commodities.

	2.	Purchase, hold or deal in real estate, or oil,
gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate and it may acquire and dispose of real estate or interest in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

	3.	Borrow money, except for temporary or emergency
(not leveraging) purposes in an amount up to 33 1/3 of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

	4.	Make loans to others, except through the
purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors.

	5.	Act as an underwriter of securities of other
issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

	6.	Invest more than 25% of its assets in the
securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

	7.	Invest more than 5% of its assets in the
obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

	8.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of the Portfolio's total assets.

	9.	Issue any senior security (as such term is
defined in Section 18(f) of the 1940 Act), except to the extent that any of the following activities may be deemed to give rise to a senior security: (i) any of the activities permitted in Investment Restriction Nos. 1 and 3; (ii) any permitted pledge, mortgage or hypothecation of its assets; or (iii) any purchase of securities on a when-issued, forward commitment or delayed-settlement basis.

	10.	Invest in the securities of a company for the
purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

	11.	Invest more than 15% of its net assets (taken at
market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable.

	12.	Purchase securities of other investment
companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

	If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUND

	Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each
Director who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Directors of the Fund

*THOMAS D. STEVENS, Chairman of the Board, President and
Director. Senior Vice President and Principal of Wilshire
Associates Incorporated for more than the past five years.
He is the Chief Investment Officer of the Wilshire Asset
Management division. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 48 years old and his address is c/o
Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa
Monica, California 90401-1085.

DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For five years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREEF America REIT, RCM Equity Funds, Inc., Brandes Investment Trust, and as a trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust. He is 66 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

*ROBERT J. RAAB, JR., Director. Senior Vice President and Principal of Wilshire Associates Incorporated for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

PETER J. CARRE, Director.  Attorney, Peter Carre and
Associates, Law Offices, since 1982. He practices law in the areas of ERISA and investment law. He is 49 years old and his address is c/o Peter Carre and Associates, Law
Offices, 815 Connecticut Avenue, N.W., Washington, D.C.
20006.

ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen (16) mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

	The Fund typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Fund for the fiscal year ended August 31, 1996, was as follows:

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*	Amount does not include reimbursed expenses for
attending Board meetings, which amounted to $1,611.00 for all Directors as a group.

Officers of the Fund

THOMAS D. STEVENS (see "Directors of the Fund" above).

DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085.

MICHAEL J. NAPOLI, JR., Vice President.  Vice President and
Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 45 years old and his address is c/o
Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa
Monica, California 90401-1085.

JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. From 1988 to 1992, Ms. Tedesco was an associate in the Boston law firm of Hutchins, Wheeler & Dittmar. She is 39 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN, Vice President and Assistant Secretary.
Since June 1994, Manager (State Regulation) of Investor
Services Group.  From October 1993 to June 1994, Senior
Legal Assistant at Palmer & Dodge, Boston, Massachusetts.
For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 35 years old and her address is c/o First Data Investor Services
Group, Inc., 53 State Street, Boston, Massachusetts 02109.

NEIL FORREST, Assistant Treasurer. Since 1995, Vice President and Division Manager of Client Services of Investor Services Group. From 1992 through March, 1995, Mr. Forrest was Vice President of 440 Financial, Inc. Prior to that time, he was a vice president with Manufacturers and Traders Company ("M&T"). He was also product manager of M&T's proprietary mutual funds. He is 36 years old and his address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 33 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

DIANA TARNOW, Assistant Treasurer. Since 1997, Vice President for Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc. She is 34 years old and her address is c/o First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581.

JOHN J. BURKE, III, Assistant Treasurer.  Since December,
1991, Mr. Burke is Vice President of Fund Accounting and
Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments. He is 32 years old and his address is 4400 Computer Drive, Westborough, Massachusetts 01581.

	Directors and officers of the Fund, as a group, owned less than 1% of the Fund's shares of Common Stock outstanding on May 31, 1997.

	As of May 31, 1997, no persons are known by the Fund to own of record 5% or more of a Portfolio's outstanding voting securities.

	A shareholder that owns, directly or indirectly, 25% or more of a Portfolio's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of such Portfolio.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "Management of the Fund."

	Investment Advisory Agreement. Wilshire provides investment advisory services to each Portfolio pursuant to the Investment Advisory Agreement (the "Advisory Agreement") dated __________, 1997, with the Fund. As to each Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

	The following persons are officers and directors of
Wilshire: Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Gilbert Hammer, Director and Senior Vice President; Robert J. Raab, Jr., Director and Senior Vice President; Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

	Wilshire is controlled by Mr. Dennis Tito, who owned a majority of its outstanding stock as of May 31, 1997.

	Wilshire provides day-to-day management of each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board of Directors. Wilshire provides the Fund with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Fund's primary Portfolio Manager is Edgar A. Robie, Jr. and he is assisted by Thomas D. Stevens. Wilshire maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund.

	As compensation for Wilshire's services, Wilshire is entitled to receive from the Fund a monthly advisory fee at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. The aggregate of the fees payable to Wilshire is not subject to reduction as the value of a Portfolios net assets increases.

	All fees and expenses are accrued daily and deducted before declaration of dividends to investors.

	Administration Agreement.  Pursuant to the
Administration Agreement (the "Administration Agreement") dated May 31, 1996 with the Fund, Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109, furnishes the Fund clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Fund, prepares reports to each Portfolio's shareholders, tax returns, reports to and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Fund's operations, other than providing investment advice.

	As to each Portfolio, the Administration Agreement has an initial term of two years and will be extended for a third year automatically unless the Fund elects to terminate it on the second anniversary by six months written notice of termination. Thereafter, the Agreement would continue in effect from year to year subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940
Act) of the Fund or Investor Services Group, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Administration
Agreement is terminable without penalty, on six months notice prior to its second anniversary, and 60 days' notice at any time after its third anniversary, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice at any time after its third anniversary by Investor Services Group. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

	As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of .15 of 1% of each Portfolio's monthly average net assets up to aggregate net assets of $1 billion, .10 of 1% of such value on the next $4 billion, and .08 of 1% on excess net assets.

	Expenses and Expense Information. From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund or a Portfolio, which would have the effect of lowering the overall expense ratio of the Fund or a Portfolio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay Wilshire or Investor Services Group for any amounts which may be waived, nor will the Fund reimburse Wilshire or Investor Services Group for any amounts which may be assumed. In addition to service and distribution fees which may be paid by FDDI out of amounts which it receives under the Fund's Service and Distribution Plan, FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Fund.

	All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, Rule 12b-1 plan fees, if applicable, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular class of shares or Portfolio are charged against the assets of that class or Portfolio. Other expenses of the Fund are allocated between the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.



SERVICE AND DISTRIBUTION PLAN

	The Fund has adopted a Service and Distribution Plan (the "Service and Distribution Plan") with respect to the Investment Class shares of each Portfolio pursuant to
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses FDDI, distributor of the Fund, at an annual rate of up to
 .25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered by the Service and Distribution Plan include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

	The original Shareholder Services Plan (the "Services Plan") of the Fund adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved (i) by votes of the majority of both (a) the Directors of the Fund, and
(b) those Directors of the Fund who are not interested persons of the Fund, and have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Services Plan, and (ii) by vote of a majority of the outstanding Investment Class shares. Subsequently, an amendment to the Services Plan to include distribution expenses, as well as service fees, as covered expenses under the plan, and to rename the plan as the Service and Distribution Plan, was approved on June 3, 1997 by vote of the majority of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Plan. The amendment did not increase the maximum amount of payments permissible under the Plan.

	Under the Service and Distribution Plan, FDDI is required to provide to the Directors of the Fund for their review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

	The Service and Distribution Plan shall continue in effect for a period of more than one year after July 3, 1996 only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan. The Service and Distribution Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by
Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority of the outstanding Shares of the affected Investment Class. The Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Shares.

PURCHASE OF FUND SHARES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "How to Buy
Fund Shares."

	The Distributor. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Fund's distributor pursuant to an agreement which is renewable annually. Each Portfolio's shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of securities.

	Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a nominal transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer not take physical delivery of share certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; or other conditions.

	There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Investors should be aware that they may purchase shares of the Fund directly from the Fund through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

	In-Kind Purchases. Payments for each Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by a Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer.
The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purposes.

REDEMPTION OF FUND SHARES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "How to Redeem
Fund Shares."

	Wire Redemption Privilege. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

	To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

	Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

	Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

	Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "Shareholder
Services."

	Portfolio Exchanges. You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund, to the extent such shares are offered for sale in your state of residence. Shares of other Portfolios purchased by exchange will be purchased on the basis of relative net asset value per share.

	To request an exchange, the investor must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

	To establish a personal retirement plan by exchange, shares of the Portfolio being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made. For Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the portfolios in Wilshire Target Funds, Inc. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

	The Portfolio Exchanges service is available to shareholders resident in any state in which shares of the Portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

	The Fund reserves the right to reject any exchange request in whole or in part. The Portfolio Exchanges service may be modified or terminated at any time upon notice to shareholders.

	Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans. In addition, the Fund makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available. Investors can obtain details on the various plans by calling the following toll-free number: 1-888-200-6796.

	Investors who wish to purchase a Portfolio's shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including an SEP-IRA, may request from the Transfer Agent forms for adoption of such plans.

	The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

	Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian.
Purchases for these plans may not be made in advance of receipt of funds.

	The minimum initial investment for corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum or subsequent purchases. The minimum initial investment for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is normally $750, with no minimum on subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

	The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "How to Buy
Fund Shares."

	Valuation of Portfolio Securities. Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

	New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTION AND TAXES

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "Dividends,
Distributions and Taxes."

	Management of the Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Portfolio also intends to qualify. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

	Depending on the composition of a Portfolio's income, all or a portion of the dividends paid by such Portfolio from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) such Portfolio's income consists of dividends paid by U.S. corporations and (ii) the Portfolio would have been entitled to the dividends received deduction with respect to such dividend income if the Portfolio were not a regulated investment company. The dividends received deduction for qualifying corporate shareholders may be reduced if the shares of the Portfolio held by them with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding a Portfolio's shares.

	Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Portfolios' Prospectus. In addition, the Code provides that if a shareholder holds shares of the Portfolios for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

	Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, such Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

PERFORMANCE INFORMATION

	The following information supplements and should be read in conjunction with the section in the Fund's
Prospectus (Investment Class shares) entitled "Performance
Information."

	From time to time, quotations of the Portfolios' performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. In the case of Portfolios with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

	The Portfolio's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Portfolio during the base period less expenses for that periods, and
(ii) dividing that amount by the product of (A) the average daily number of shares of the Portfolio outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Institutional shares and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values.

	Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

	Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

PORTFOLIO TRANSACTIONS

	Wilshire supervises the placement of orders on behalf of each Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Fund. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

	Portfolio turnover may vary from year to year, as well as within a year. The Portfolios may experience greater portfolio turnover than would be expected for a portfolio of higher rated securities. High turnover rates are likely to result in increased transaction costs to the Portfolios.
The Portfolios will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolios' investment objectives. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

INFORMATION ABOUT THE FUND

	The following information supplements and should be read in conjunction with the section in the Portfolios'
Prospectus (Investment Class shares) entitled "General
Information."

	Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

	Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940
Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of Shares, such as the Institutional Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

	The Fund will send annual and semi-annual financial statements to all its shareholders.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
COUNSEL AND INDEPENDENT ACCOUNTANTS

	The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Fund's investments. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation, P.O. Box 5170, Westborough, Massachusetts 01581-5120, is the Fund's transfer and dividend disbursing agent. Neither The Northern Trust Company nor Investor Services Group has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

	Ropes & Gray, One International Place, Boston,
Massachusetts 02110-2624, is counsel for the Fund.

	Coopers & Lybrand L.L.P., 1301 Avenue of the Americas,
New York, New York 10019, independent accountants, have been selected as auditors of the Fund.




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